Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting
Schedule of details of sales by segment

	Thousands of Euros
	31/12/2023	31/12/2022	31/12/2021 (*)
Biopharma
Haemoderivatives	5,558,301	5,005,382	3,814,983
Diagnostic
Transfusional medicine	648,479	640,604	712,238
Other diagnostic	21,790	21,740	23,625
Bio supplies	159,957	146,076	115,811
Others	203,450	250,165	266,461

Total	6,591,977	6,063,967	4,933,118

* As a consequence of the review of transactions and balances allocations by segments made in the year 2022, the comparative figures for the fiscal year 2021 was adjusted accordingly.